Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)	$ 0	$ 0
Tax benefit (expense)	285	48
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	137	274
Change in the value of the hedging instrument recognized in OCI (before-tax)	(1,833)	242
Amount reclassified from accumulated OCI to income (before-tax)	749	(427)
Tax benefit (expense)	285	48
Ending balance of AOCI - hedge reserve (after-tax)	(662)	137
Hedge ineffectiveness gains (losses) recognized in income	(4)
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(7)	(2)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(615)	(64)
Amount reclassified from accumulated OCI to income (before-tax)	607	57
Tax benefit (expense)	2	2
Ending balance of AOCI - hedge reserve (after-tax)	(13)	(7)
Hedge ineffectiveness gains (losses) recognized in income	(3)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	68	279
Change in the value of the hedging instrument recognized in OCI (before-tax)	(963)	(223)
Amount reclassified from accumulated OCI to income (before-tax)	(18)	(63)
Tax benefit (expense)	258	75
Ending balance of AOCI - hedge reserve (after-tax)	(655)	68
Hedge ineffectiveness gains (losses) recognized in income	(1)
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	76	(3)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(255)	529
Amount reclassified from accumulated OCI to income (before-tax)	160	(421)
Tax benefit (expense)	25	(29)
Ending balance of AOCI - hedge reserve (after-tax)	6	76
Hedge ineffectiveness gains (losses) recognized in income	0
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	154	(1,341)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(2,421)	1,548
Tax benefit (expense)	131	(53)
Ending balance of AOCI - hedge reserve (after-tax)	$ (2,136)	$ 154